Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,682	$ 0	$ 6,593	$ 0
Cost of revenues	17,445	0	28,459	0
Gross loss	(14,763)	0	(21,866)	0
Operating expenses:
Research and development	40,798	10,458	78,725	22,435	$ 80,398	$ 27,544	$ 40,067
Sales and marketing	4,636	1,125	9,400	1,189	4,111	0	0
General and administrative	20,608	18,318	41,594	30,931	74,752	45,950	12,518
Loss on change in fair value of contingent consideration	1,800	0	17,300	0
Total operating expenses	67,842	29,901	147,019	54,555
Operating loss	(82,605)	(29,901)	(168,885)	(54,555)	(159,261)	(73,494)	(52,585)
Interest income (expense), net	356	(678)	530	(1,213)
Other income (expense), net	(54)	(718)	339	(718)	36,046	10,860	276
Interest expense, net					(1,169)	(5,659)	(870)
Loss on extinguishment of convertible notes	0	0	0	(131,908)	(131,908)	0	0
Loss on extinguishment of convertible notes attributable to related parties	0	0	0	(1,875)	(1,875)	0	0
Loss before taxes	(82,303)	(31,297)	(168,016)	(190,269)	(258,167)	(68,293)	(53,179)
Income tax (benefit) expense	0	0	0	0	(385)	0	0
Net loss	(82,303)	(31,297)	(168,016)	(190,269)	(257,782)	(68,293)	(53,179)
Adjustment to redemption value on Convertible Preferred Stock	0	0	0	(1,011,726)	(1,011,726)	0	0
Net loss attributable to common stockholders	$ (82,303)	$ (31,297)	$ (168,016)	$ (1,201,995)	(1,269,508)	(68,293)	(53,179)
Common Class A [Member]
Operating expenses:
Net loss attributable to common stockholders					$ (866,510)	$ (8,120)	$ (5,989)
Net loss per share:
Weighted average number of shares – basic	209,021,924	20,035,183	208,569,794	18,131,574	110,837,016	6,585,392	5,374,543
Weighted average number of shares – diluted	209,021,924	20,035,183	208,569,794	18,131,574	110,837,016	6,585,392	5,374,543
Net loss per share – basic	$ (0.31)	$ (0.47)	$ (0.64)	$ (18.52)	$ (7.82)	$ (1.23)	$ (1.11)
Net loss per share – diluted	$ (0.31)	$ (0.47)	$ (0.64)	$ (18.52)	$ (7.82)	$ (1.23)	$ (1.11)
Common Class B [Member]
Operating expenses:
Net loss attributable to common stockholders					$ (402,998)	$ (60,174)	$ (47,190)
Net loss per share:
Weighted average number of shares – basic	55,539,188	46,722,244	55,539,188	46,783,559	51,548,314	48,801,526	42,349,994
Weighted average number of shares – diluted	55,539,188	46,722,244	55,539,188	46,783,559	51,548,314	48,801,526	42,349,994
Net loss per share – basic	$ (0.31)	$ (0.47)	$ (0.64)	$ (18.52)	$ (7.82)	$ (1.23)	$ (1.11)
Net loss per share – diluted	$ (0.31)	$ (0.47)	$ (0.64)	$ (18.52)	$ (7.82)	$ (1.23)	$ (1.11)